MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) STRATEGIC GROWTH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) STRATEGIC GROWTH FUND

AN AGGRESSIVE GROWTH OFFERING

An aggressive growth fund that primarily focuses on large cap stocks but which retains the flexibility to opportunistically invest in small, mid, and large cap companies. Seeks well-positioned businesses with a management strategy for the future and a catalyst that may accelerate growth. Emphasis is placed on growth stocks that have longer-term appreciation potential. Benchmark: Russell 1000 Growth Index.

The fund seeks capital appreciation.

TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
------------------------------------------------------
PERFORMANCE SUMMARY                                8
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
------------------------------------------------------
FINANCIAL STATEMENTS                              18
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     35
------------------------------------------------------
TRUSTEES AND OFFICERS                             43
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      45
------------------------------------------------------
CONTACT INFORMATION                               46
------------------------------------------------------
ASSET ALLOCATION                                  47

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

MFS Original Research

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the six-month period, most industries and sectors showed few signs of improving business fundamentals such as earnings and cash flow growth. In the equity market we experienced extreme volatility. A sharp market plunge that began in August 2002 continued in September. In October and November we enjoyed a brief rally, which was strongest in sectors that had suffered the hardest earlier in 2002 - particularly technology and telecommunications. In our view, the rally was fueled largely by investor sentiment that stock valuations had simply fallen too far - and not by much real improvement in company fundamentals.

The rally turned out to be a false start, as stocks began falling again in December. We think that pullback was driven by two issues that still hung over the market as the period ended on February 28: uncertainty about an Iraqi war and concern that corporate earnings, even after a potential war, could continue to be weak for at least the first half of 2003.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
2/28/03

PFIZER, INC.                               4.0%
Pharmaceutical products company
-------------------------------------------------
MICROSOFT CORP.                            3.6%
Computer software and systems company
-------------------------------------------------
CISCO SYSTEMS, INC.                        3.2%
Computer networking firm
-------------------------------------------------
JOHNSON & JOHNSON CO.                      3.1%
Health care and pharmaceutical
products company
-------------------------------------------------
ORACLE CORP.                               2.8%
Systems and business applications
software firm
-------------------------------------------------
The portfolio is actively managed, and current holdings may be different.

CONTRIBUTORS TO PERFORMANCE

While portfolio results outpaced the Russell 1000 Growth benchmark, performance was negative for the period. Leisure and technology stocks generally helped results, while health care holdings detracted from relative performance.

Positioning among media stocks in the leisure sector generally helped performance. Shares of EchoStar Communications were rewarded as stabilizing trends in customer turnover and the cost of acquiring new customers, together with higher average revenue per subscriber, drove higher margins. Advertising sensitive media holdings, including Clear Channel Communications and Viacom, also outperformed as demand for advertising rebounded.

In the technology sector, we benefited from the brief rally in the fourth quarter of 2002, as well as from strong stock selection. Fund performance was helped by holdings in software firms including Oracle and PeopleSoft. The fund also benefited from being significantly underweighted, relative to our benchmark, in the consumer staples sector, which performed poorly over the period.

DETRACTORS FROM PERFORMANCE

Positioning in the health care sector proved the biggest headwind to results. Baxter International was our most significant disappointment and was sold out of the portfolio over the period. Issues hurting the stock included lower plasma protein prices and the potential for more competition in its growth-driving hemophilia business. Elsewhere in health care, portfolio results were also held back by our underweighted position in Medtronic, which outperformed during the period.

We did not own stocks in either the basic materials or energy sectors, where we see limited longer term earnings growth opportunities. This positioning also hurt results, as both groups held up well over the past six months.

OUTLOOK

In our view, constrained consumers and conservative corporate chieftains will likely make for a muted cyclical rebound in business activity. Moreover, we think the apparent lack of "must have" new technologies, new drug compounds, or new value-added services suggests limits to potential secular growth in 2003. We feel competitive forces will likely remain intense in this environment, favoring companies that enjoy some cost advantage in producing and/or delivering their wares.

Companies have been able to offset elusive top line growth through cost cutting initiatives to generate earnings. Savings from restructuring programs, while real, are typically one-time in nature. If 2002 was the year for margin expansion (through squeezing suppliers, reducing headcount, etc.), we believe 2003 may be the year for renewed focus on asset turnover (using what you have more effectively). We think that keeping inventories low, consolidating production facilities, and focusing R&D efforts may be important growth drivers in the coming year. In the wake of 2002's rash of corporate scandals and bankruptcies, we expect investors to remain keenly focused on the bottom line: that is, companies' ability to generate and grow cash flow.

/s/ S. Irfan Ali

    S. Irfan Ali
    Portfolio Manager

Note to Shareholders: Portfolio management is also assisted by Peggy W. Adams, Associate Portfolio Manager. Ms. Adams participates in the research process and strategy discussions, while the Portfolio Manager maintains overall responsibility for portfolio construction. The Associate Portfolio Manager also customizes the portfolio to client objectives and communicates investment policy, strategy, and tactics.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------
Average annual
without sales
    charge
--------------

             Class
  Share    inception
  class      date       6-mo          1-yr        3-yr       5-yr       Life(1)

    A       1/2/96       --         -24.95%     -24.60%    - 3.66%      10.34%
------------------------------------------------------------------------------
    B       4/11/97      --         -25.41%     -25.07%    - 4.29%       9.74%
------------------------------------------------------------------------------
    C       4/11/97      --         -25.42%     -25.08%    - 4.28%       9.76%
------------------------------------------------------------------------------
    I       1/2/97       --         -24.65%     -24.32%    - 3.31%      10.66%
------------------------------------------------------------------------------
    J       2/10/00      --         -25.40%     -25.07%    - 4.03%      10.04%
------------------------------------------------------------------------------
    R      12/31/02      --         -24.95%     -24.60%    - 3.66%      10.34%
------------------------------------------------------------------------------
  529A      7/31/02      --         -25.06%     -24.64%    - 3.69%      10.31%
------------------------------------------------------------------------------
  529B      7/31/02      --         -25.30%     -24.72%    - 3.75%      10.26%
------------------------------------------------------------------------------
  529C      7/31/02      --         -25.35%     -24.74%    - 3.77%      10.25%

-----------------
Average annual
with sales charge
-----------------

    A                   --          -29.27%     -26.08%    - 4.80%       9.43%
------------------------------------------------------------------------------
    B                   --          -28.38%     -25.72%    - 4.59%       9.74%
------------------------------------------------------------------------------
    C                   --          -26.16%     -25.08%    - 4.28%       9.76%
------------------------------------------------------------------------------
    J                   --          -27.63%     -25.83%    - 4.62%       9.57%
------------------------------------------------------------------------------
  529A                  --          -29.37%     -26.11%    - 4.83%       9.40%
------------------------------------------------------------------------------
  529B                  --          -28.19%     -25.35%    - 4.05%      10.26%
------------------------------------------------------------------------------
  529C                  --          -26.08%     -24.74%    - 3.77%      10.25%

-------------------
 Cumulative without
 sales charge
-------------------

  Share
  class                 6-mo        1-yr        3-yr       5-yr      Life(1)

    A                  -3.85%       -24.95%     -57.14%    -17.03%     102.15%
------------------------------------------------------------------------------
    B                  -4.18%       -25.41%     -57.94%    -19.67%      94.44%
------------------------------------------------------------------------------
    C                  -4.17%       -25.42%     -57.95%    -19.64%      94.76%
------------------------------------------------------------------------------
    I                  -3.72%       -24.65%     -56.66%    -15.50%     106.40%
------------------------------------------------------------------------------
    J                  -4.13%       -25.40%     -57.94%    -18.60%      98.32%
------------------------------------------------------------------------------
    R                  -3.85%       -24.95%     -57.14%    -17.03%     102.15%
------------------------------------------------------------------------------
  529A                 -3.99%       -25.06%     -57.29%    -17.15%     101.85%
------------------------------------------------------------------------------
  529B                 -4.25%       -25.30%     -57.34%    -17.41%     101.22%
------------------------------------------------------------------------------
  529C                 -4.32%       -25.35%     -57.37%    -17.47%     101.08%

-----------------
 Cumulative and
 Average Annual
-----------------

Comparative indices

Average large-cap
growth fund(2)         -7.60%       -25.48%     -24.14%    - 5.68%       2.70%
------------------------------------------------------------------------------
Russell 1000 Growth
Index(3)               -6.72%       -25.61%     -24.37%    - 6.33%       3.54%

Periods less than one year are actual, not annualized.

(1) For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2003. Index information is from January 1, 1996.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 1000 GROWTH INDEX - Measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class J share performance, including sales charge, takes into account the deduction of the maximum 3.00% sales charge. Class J shares are only available to certain Japanese investors. Class R shares have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529
Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
-------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 94.7%
-------------------------------------------------------------------------------
ISSUER                                                   SHARES         $ VALUE
-------------------------------------------------------------------------------
U.S. Stocks - 90.3%
-------------------------------------------------------------------------------
Advertising & Broadcasting - 1.0%
-------------------------------------------------------------------------------
Lamar Advertising Co., "A"(1)                           393,650     $12,348,801
-------------------------------------------------------------------------------

Apparel & Textiles - 0.4%
-------------------------------------------------------------------------------
Reebok International Ltd.(1)                            141,900      $4,434,375
-------------------------------------------------------------------------------

Automotive - 1.0%
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                                   310,400     $12,288,736
-------------------------------------------------------------------------------

Biotechnology - 3.7%
-------------------------------------------------------------------------------
Abbott Laboratories, Inc.                               271,500      $9,670,830
-------------------------------------------------------------------------------
Amgen, Inc.(1)                                          423,200      23,123,648
-------------------------------------------------------------------------------
Pharmacia Corp.                                         313,900      12,970,348
-------------------------------------------------------------------------------
                                                                    $45,764,826
-------------------------------------------------------------------------------
Business Machines - 3.3%
-------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"(1)              275,100     $12,332,733
-------------------------------------------------------------------------------
International Business Machines Corp.                   371,300      28,942,835
-------------------------------------------------------------------------------
                                                                    $41,275,568
-------------------------------------------------------------------------------
Business Services - 5.6%
-------------------------------------------------------------------------------
ARAMARK Corp., "B"(1)                                   736,760     $16,171,882
-------------------------------------------------------------------------------
Automatic Data Processing, Inc.                         547,400      17,790,500
-------------------------------------------------------------------------------
BISYS Group, Inc.(1)                                    873,660      13,664,042
-------------------------------------------------------------------------------
DST Systems, Inc.(1)                                    236,500       6,626,730
-------------------------------------------------------------------------------
First Data Corp.                                        443,800      15,377,670
-------------------------------------------------------------------------------
                                                                    $69,630,824
-------------------------------------------------------------------------------
Computer Hardware - Systems - 1.2%
-------------------------------------------------------------------------------
Dell Computer Corp.(1)                                  570,400     $15,377,984
-------------------------------------------------------------------------------

Computer Software - 2.7%
-------------------------------------------------------------------------------
Oracle Corp.(1)                                       2,762,800     $33,043,088
-------------------------------------------------------------------------------

Computer Software - Personal Computers - 4.5%
-------------------------------------------------------------------------------
Intuit, Inc.(1)                                         186,800      $8,876,736
-------------------------------------------------------------------------------
Microsoft Corp.(1)                                    1,789,600      42,413,520
-------------------------------------------------------------------------------
Symantec Corp.(1)                                       114,700       4,641,909
-------------------------------------------------------------------------------
                                                                    $55,932,165
-------------------------------------------------------------------------------

Computer Software - Services - 2.4%
-------------------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                           619,000     $12,181,920
-------------------------------------------------------------------------------
VERITAS Software Corp.(1)                             1,052,779      17,928,826
-------------------------------------------------------------------------------
                                                                    $30,110,746
-------------------------------------------------------------------------------
Computer Software - Systems - 3.1%
-------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                         618,540      $6,550,339
-------------------------------------------------------------------------------
Network Associates, Inc.(1)                             780,000      11,544,000
-------------------------------------------------------------------------------
PeopleSoft, Inc.(1)                                   1,023,900      17,508,690
-------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                 324,800       2,803,024
-------------------------------------------------------------------------------
                                                                    $38,406,053
-------------------------------------------------------------------------------
Conglomerates - 1.9%
-------------------------------------------------------------------------------
General Electric Co.                                    883,600     $21,250,580
-------------------------------------------------------------------------------
Tyco International Ltd.                                 155,804       2,305,899
-------------------------------------------------------------------------------
                                                                    $23,556,479
-------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
-------------------------------------------------------------------------------
Avon Products, Inc.                                     266,900     $13,878,800
-------------------------------------------------------------------------------
Electronics - 3.7%
-------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                 644,600     $18,796,536
-------------------------------------------------------------------------------
Linear Technology Corp.                                 347,900      10,670,093
-------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                      248,900       8,597,006
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                 454,900       7,619,575
-------------------------------------------------------------------------------
                                                                    $45,683,210
-------------------------------------------------------------------------------
Entertainment - 5.1%
-------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                              1,160,000     $13,131,200
-------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                   403,500      14,731,785
-------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                    591,513      21,962,878
-------------------------------------------------------------------------------
Walt Disney Co.                                         765,100      13,052,606
-------------------------------------------------------------------------------
                                                                    $62,878,469
-------------------------------------------------------------------------------
Financial Institutions - 7.6%
-------------------------------------------------------------------------------
Citigroup, Inc.                                         871,757     $29,064,378
-------------------------------------------------------------------------------
Freddie Mac                                             276,400      15,105,260
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                               234,300      16,272,135
-------------------------------------------------------------------------------
MBNA Corp.                                              298,100       4,128,685
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               551,100      18,781,488
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                        313,000      11,534,050
-------------------------------------------------------------------------------
                                                                    $94,885,996
-------------------------------------------------------------------------------

Financial Services - 1.8%
-------------------------------------------------------------------------------
Mellon Financial Corp.                                  490,700     $11,045,657
-------------------------------------------------------------------------------
SLM Corp.                                               102,900      11,210,955
-------------------------------------------------------------------------------
                                                                    $22,256,612
-------------------------------------------------------------------------------
Food & Beverage Products - 1.4%
-------------------------------------------------------------------------------
PepsiCo, Inc.                                           461,200     $17,673,184
-------------------------------------------------------------------------------

Insurance - 5.2%
-------------------------------------------------------------------------------
American International Group, Inc.                      221,089     $10,897,477
-------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                               288,860       7,068,404
-------------------------------------------------------------------------------
Chubb Corp.                                              69,900       3,342,618
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                 342,560      12,376,693
-------------------------------------------------------------------------------
MetLife, Inc.                                           268,600       7,029,262
-------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"(1)             1,269,578      19,868,896
-------------------------------------------------------------------------------
Travelers Property Casualty Corp., "B"(1)                42,434         674,700
-------------------------------------------------------------------------------
UnumProvident Corp.                                     249,000       3,237,000
-------------------------------------------------------------------------------
                                                                    $64,495,050
-------------------------------------------------------------------------------
Machinery - 1.0%
-------------------------------------------------------------------------------
Danaher Corp.                                           196,300     $12,763,426
-------------------------------------------------------------------------------

Media - 0.6%
-------------------------------------------------------------------------------
Westwood One, Inc.(1)                                   213,500      $7,113,820
-------------------------------------------------------------------------------

Medical & Health Products - 5.8%
-------------------------------------------------------------------------------
Alcon, Inc.(1)                                           94,600      $3,703,590
-------------------------------------------------------------------------------
Eli Lilly & Co.                                         387,500      21,917,000
-------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                            197,900       9,855,420
-------------------------------------------------------------------------------
Johnson & Johnson Co.                                   698,400      36,631,080
-------------------------------------------------------------------------------
                                                                    $72,107,090
-------------------------------------------------------------------------------
Medical & Health Technology Services - 2.5%
-------------------------------------------------------------------------------
Biogen, Inc.(1)                                          30,900      $1,098,186
-------------------------------------------------------------------------------
Express Scripts, Inc., "A"(1)                            72,000       3,723,840
-------------------------------------------------------------------------------
Genzyme Corp.(1)                                        391,200      12,197,616
-------------------------------------------------------------------------------
Medimmune, Inc.                                         218,000       6,542,180
-------------------------------------------------------------------------------
Medtronic, Inc.                                         166,300       7,433,610
-------------------------------------------------------------------------------
                                                                    $30,995,432
-------------------------------------------------------------------------------

Pharmaceuticals - 4.0%
-------------------------------------------------------------------------------
Pfizer, Inc.                                          1,578,700     $47,076,834
-------------------------------------------------------------------------------
Wyeth                                                    82,268       2,899,947
-------------------------------------------------------------------------------
                                                                    $49,976,781
-------------------------------------------------------------------------------
Printing & Publishing - 2.6%
-------------------------------------------------------------------------------
Gannett Co., Inc.                                        85,000      $6,134,450
-------------------------------------------------------------------------------
New York Times Co., "A"                                 411,100      19,099,706
-------------------------------------------------------------------------------
Tribune Co.                                             161,600       7,247,760
-------------------------------------------------------------------------------
                                                                    $32,481,916
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.7%
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"                      360,500      $8,150,905
-------------------------------------------------------------------------------

Restaurants & Lodging - 1.6%
-------------------------------------------------------------------------------
Brinker International, Inc.(1)                          227,500      $6,306,300
-------------------------------------------------------------------------------
Hilton Hotels Corp.                                     372,700       4,095,973
-------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                      48,600       1,245,132
-------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                             258,900       8,336,580
-------------------------------------------------------------------------------
                                                                    $19,983,985
-------------------------------------------------------------------------------
Retail - 7.3%
-------------------------------------------------------------------------------
CVS Corp.                                               347,500      $8,652,750
-------------------------------------------------------------------------------
Gap, Inc.                                               684,800       8,929,792
-------------------------------------------------------------------------------
Home Depot, Inc.                                        752,300      17,641,435
-------------------------------------------------------------------------------
Kohl's Corp.(1)                                         272,900      13,344,810
-------------------------------------------------------------------------------
Limited, Inc.                                           127,240       1,511,611
-------------------------------------------------------------------------------
Target Corp.                                            330,800       9,477,420
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   647,076      31,098,473
-------------------------------------------------------------------------------
                                                                    $90,656,291
-------------------------------------------------------------------------------
Supermarkets - 0.4%
-------------------------------------------------------------------------------
Safeway, Inc.(1)                                        239,700      $4,767,633
-------------------------------------------------------------------------------

Telecommunications - 1.0%
-------------------------------------------------------------------------------
EchoStar Communications Corp., "A"(1)                   479,435     $12,623,524
-------------------------------------------------------------------------------
Winstar Communications, Inc.(1)                         281,200             225
-------------------------------------------------------------------------------
                                                                    $12,623,749
-------------------------------------------------------------------------------
Telecommunications & Cable - 1.1%
-------------------------------------------------------------------------------
Comcast Corp., "A"(1)                                   495,600     $13,921,404
-------------------------------------------------------------------------------

Telecommunications - Wireless - 0.9%
-------------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                       1,799,100     $10,632,681
-------------------------------------------------------------------------------

Telecommunications - Wireline - 3.0%
-------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                2,703,200     $37,790,736
-------------------------------------------------------------------------------

Transportation - 1.1%
-------------------------------------------------------------------------------
Fedex Corp.(1)                                          123,600      $6,353,040
-------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                        123,500       7,106,190
-------------------------------------------------------------------------------
                                                                    $13,459,230
-------------------------------------------------------------------------------
Total U.S. Stocks                                                $1,121,346,045
-------------------------------------------------------------------------------

Foreign Stocks - 4.4%
-------------------------------------------------------------------------------
Bermuda - 3.3%
-------------------------------------------------------------------------------
Accenture Ltd. (Business Services)(1)                   625,600      $9,596,704
-------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                    560,600      15,534,226
-------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                             228,500      16,209,790
-------------------------------------------------------------------------------
                                                                    $41,340,720
-------------------------------------------------------------------------------
France - 0.4%
-------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                           97,800      $4,440,463
-------------------------------------------------------------------------------

Netherlands - 0.1%
-------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                    80,140      $1,491,405
-------------------------------------------------------------------------------

United Kingdom - 0.6%
-------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)            364,184      $6,591,730
-------------------------------------------------------------------------------
Total Foreign Stocks                                                $53,864,318
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,470,176,170)                   $1,175,210,363
-------------------------------------------------------------------------------

Convertible Bond - 0.0%
-------------------------------------------------------------------------------
                                                  PRINCIPAL AMOUNT
                                                   (000 Omitted)
-------------------------------------------------------------------------------
Electronics
-------------------------------------------------------------------------------
Candescent Technologies Corp., 8s, 2003(2)(3)(4)
(Identified Cost, $9,869,605)                           $10,000              $0
-------------------------------------------------------------------------------

Short-Term Obligations - 5.2%
-------------------------------------------------------------------------------
BankAmerica Corp., due 3/17/03                           $8,100      $8,095,464
-------------------------------------------------------------------------------
Federal National Mortgage Assn., due 3/03/03             37,079      37,076,301
-------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03              19,753      19,751,508
-------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                     $64,923,273
-------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.6%
-------------------------------------------------------------------------------
                                                         SHARES
-------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                    69,546,753     $69,546,753
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,614,515,801)              $1,309,680,389
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.5)%                             (68,137,762)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                              $1,241,542,627
-------------------------------------------------------------------------------
1 Non-income producing security.
2 Non-income producing security - in default.
3 SEC Rule 144A restriction.
4 Security valued by or at the direction of the Trustees.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value including $67,436,654 of
securities on loan (identified cost, $1,614,515,801)        $1,309,680,389
---------------------------------------------------------------------------------------------------
Cash                                                                   234
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  2,964,899
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  2,015,535
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                1,030,507
---------------------------------------------------------------------------------------------------
Other assets                                                         1,037
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,315,692,601
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $1,496,958
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               2,759,850
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      69,546,753
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    25,175
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    3,356
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      21,052
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   587
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             296,243
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $74,149,974
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,241,542,627
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $2,829,398,586
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies               (304,831,822)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                               (1,277,063,216)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (5,960,921)
---------------------------------------------------------------------------------------------------
Net Assets                                                                           $1,241,542,627
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                93,239,754
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $615,709,726
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            45,632,823
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.49
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.49)                                                $14.31
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $430,853,596
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            32,947,512
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.08
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $123,990,735
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             9,463,755
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.10
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $66,507,004
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             4,851,091
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $13.71
---------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                    $4,339,348
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               333,838
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.00
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97X$13.00)                                                   $13.40
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                        $4,846
--------------------------------------------------------------------------------------------
  Shares outstanding                                               359.195
--------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $13.49
--------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                       $58,987
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,379
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.47
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.47)                                                $14.29
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $47,963
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,671
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.07
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $30,422
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,326
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.08
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529A, Class 529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $5,807,347
---------------------------------------------------------------------------------------------------
  Interest                                                         570,023
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (5,220)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $6,372,150
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $4,901,981
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            36,353
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  653,597
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         1,148,211
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         2,326,668
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           681,853
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                            22,777
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 4
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             48
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             59
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             75
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      34
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      15
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                      19
---------------------------------------------------------------------------------------------------
  Administrative fee                                                36,495
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    201,404
---------------------------------------------------------------------------------------------------
  Printing                                                          81,684
---------------------------------------------------------------------------------------------------
  Postage                                                          138,109
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     11,700
---------------------------------------------------------------------------------------------------
  Legal fees                                                         7,666
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    604,209
---------------------------------------------------------------------------------------------------
Total expenses                                                 $10,852,961
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (60,291)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $10,792,670
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(4,420,520)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                    $(193,197,868)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      3,825
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                         $(193,194,043)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation -
---------------------------------------------------------------------------------------------------
  Investments                                                 $143,730,797
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         2,216
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                           $143,733,013
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                      $(49,461,030)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                $(53,881,550)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains
(losses) separated by share class.

                                                             SIX MONTHS                 YEAR
                                                               ENDING                  ENDING
                                                               2/28/03                 8/31/02
                                                             (UNAUDITED)

OPERATIONS

Net investment loss                                             $(4,420,520)           $(20,345,724)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                   (193,194,043)           (354,412,084)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            143,733,013            (204,204,581)
------------------------------------------------------------  -------------           -------------
Decrease in net assets from operations                         $(53,881,550)          $(578,962,389)
------------------------------------------------------------  -------------           -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

In excess of net realized gain on investments and
foreign currency transactions (Class A)                                $ --             $(5,134,784)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class B)                                  --              (3,629,998)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class C)                                  --              (1,173,523)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class I)                                  --                (134,457)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class J)                                  --                 (28,195)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $ --            $(10,100,957)
---------------------------------------------------------------------------------------------------
Net decrease in net assets from fund share transactions       $(106,068,731)          $(119,514,144)
------------------------------------------------------------  -------------           -------------
Total decrease in net assets                                  $(159,950,281)          $(708,577,490)
------------------------------------------------------------  -------------           -------------

NET ASSETS

At beginning of period                                       $1,401,492,908          $2,110,070,398
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $5,960,921 and $1,540,401, respectively)             $1,241,542,627          $1,401,492,908
---------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING           --------------------------------------------------------------------------
                                   2/28/03              2002            2001             2000            1999           1998
CLASS A                          (UNAUDITED)

Net asset value, beginning
of period                           $14.03            $19.22          $39.19            $28.18          $18.79          $16.79
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)

 Net investment loss(1)             $(0.03)           $(0.13)         $(0.17)           $(0.28)         $(0.18)         $(0.14)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                (0.51)            (4.97)         (15.53)            13.13           10.29            2.32
---------------------------------  -------            ------         -------            ------          ------           -----
Total from investment
operations                          $(0.54)           $(5.10)        $(15.70)           $12.85          $10.11           $2.18
---------------------------------  -------            ------         -------            ------          ------           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions               $  --             $  --          $(4.08)           $(1.84)         $(0.72)         $(0.18)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                           --             (0.09)          (0.19)               --              --              --
---------------------------------  -------            ------         -------            ------          ------           -----
 Total distributions
 declared to shareholders            $  --            $(0.09)         $(4.27)           $(1.84)         $(0.72)         $(0.18)
---------------------------------  -------            ------         -------            ------          ------           -----
Net asset value, end
of period                           $13.49            $14.03          $19.22            $39.19          $28.18          $18.79
---------------------------------  -------            ------         -------            ------          ------           -----
Total return (%)(6)                  (3.85)(3)        (26.70)         (42.93)            47.18           54.40           13.07
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING           --------------------------------------------------------------------------
                                   2/28/03              2002            2001              2000            1999           1998
CLASS A                          (UNAUDITED)


RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(5)                           1.38(2)           1.45            1.37              1.32            1.38            1.36
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.39)(2)         (0.74)          (0.67)            (0.78)          (0.69)          (0.66)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      31               116             104               104             112              56
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $615,710          $731,283        $984,529        $1,356,313        $512,994        $168,536
------------------------------------------------------------------------------------------------------------------------------

1. Prior to August 31, 1998, the distributor voluntarily waived a portion of its distribution fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                  $  --             $  --           $  --             $  --           $  --          $(0.15)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                             --                --              --                --              --            1.43
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     --                --              --                --              --           (0.72)
------------------------------------------------------------------------------------------------------------------------------

2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
6. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING            -------------------------------------------------------------------------
                                   2/28/03             2002            2001              2000           1999            1998
CLASS B                          (UNAUDITED)

Net asset value, beginning
of period                           $13.65            $18.80          $38.45            $27.75          $18.59          $16.75
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)

 Net investment loss                $(0.07)           $(0.24)         $(0.33)           $(0.49)         $(0.35)         $(0.28)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                (0.50)            (4.82)         (15.23)            12.92           10.18            2.30
---------------------------------  -------            ------         -------            ------          ------           -----
Total from investment
operations                          $(0.57)           $(5.06)        $(15.56)           $12.43           $9.83           $2.02
---------------------------------  -------            ------         -------            ------          ------           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions               $  --             $  --          $(3.91)           $(1.73)         $(0.67)         $(0.18)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                           --             (0.09)          (0.18)               --              --              --
---------------------------------  -------            ------         -------            ------          ------           -----
 Total distributions
 declared to shareholders            $  --            $(0.09)         $(4.09)           $(1.73)         $(0.67)         $(0.18)
---------------------------------  -------            ------         -------            ------          ------           -----
Net asset value, end
of period                           $13.08            $13.65          $18.80            $38.45          $27.75          $18.59
---------------------------------  -------            ------         -------            ------          ------           -----
Total return (%)                     (4.18)(2)        (27.08)         (43.32)            46.23           53.47           12.12
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING            -------------------------------------------------------------------------
                                   2/28/03              2002            2001             2000            1999           1998
CLASS B                          (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA:

Expenses(4)                           2.03(1)           2.10            2.02              1.97            2.03            2.08
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.04)(1)         (1.39)          (1.32)            (1.43)          (1.34)          (1.36)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      31               116             104               104             112              56
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $430,854          $490,326        $820,848        $1,419,290        $656,217        $196,519
------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03             2002            2001            2000            1999           1998
CLASS C                            (UNAUDITED)

Net asset value, beginning of
period                                $13.67            $18.84          $38.54          $27.81          $18.63          $16.77
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)

 Net investment loss                  $(0.07)           $(0.24)         $(0.34)         $(0.49)         $(0.35)         $(0.28)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  (0.50)            (4.84)         (15.25)          12.96           10.20            2.31
------------------------------------- -------           ------          ------          ------          ------          ------
Total from investment
operations                            $(0.57)           $(5.08)        $(15.59)         $12.47           $9.85           $2.03
------------------------------------- -------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                 $  --             $  --          $(3.93)         $(1.74)         $(0.67)         $(0.17)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions            --             (0.09)          (0.18)             --              --              --
--------------------------------------------               ---             ---             ---             ---             ---
 Total distributions declared
 to shareholders                       $  --            $(0.09)         $(4.11)         $(1.74)         $(0.67)         $(0.17)
------------------------------------- -------           ------          ------          ------          ------          ------
Net asset value, end
of period                             $13.10            $13.67          $18.84          $38.54          $27.81          $18.63
------------------------------------- -------           ------          ------          ------          ------          ------
Total return (%)                       (4.17)(2)        (27.13)         (43.29)          46.27           53.40           12.20
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING             ----------------------------------------------------------------------
                                     2/28/03              2002            2001           2000            1999           1998
CLASS C                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses(4)                             2.03(1)           2.10            2.02            1.97            2.03            2.08
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.04)(1)         (1.39)          (1.32)          (1.43)          (1.34)          (1.37)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        31               116             104             104             112              56
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $123,991          $148,930        $270,903        $450,352        $185,784         $52,668
------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                    YEAR ENDING 8/31
                                     ENDING           ------------------------------------------------------------------------
                                     2/28/03             2002            2001           2000             1999           1998
CLASS I                            (UNAUDITED)

Net asset value, beginning of
period                                $14.24            $19.41          $39.53          $28.36          $18.85          $16.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)

 Net investment income (loss)          $0.00(3)         $(0.07)         $(0.08)         $(0.15)         $(0.08)         $(0.08)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  (0.53)            (5.01)         (15.68)          13.22           10.34            2.31
------------------------------------  ------            ------          ------          ------          ------          ------
Total from investment
operations                            $(0.53)           $(5.08)        $(15.76)         $13.07          $10.26           $2.23
------------------------------------  ------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                 $  --             $  --          $(4.17)         $(1.90)         $(0.75)         $(0.18)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions            --             (0.09)          (0.19)             --              --              --
------------------------------------  ------            ------          ------          ------          ------          ------
 Total distributions declared
 to shareholders                       $  --            $(0.09)         $(4.36)         $(1.90)         $(0.75)         $(0.18)
------------------------------------  ------            ------          ------          ------          ------          ------
Net asset value, end
of period                             $13.71            $14.24          $19.41          $39.53          $28.36          $18.85
------------------------------------  ------            ------          ------          ------          ------          ------
Total return (%)                       (3.72)(2)        (26.37)         (42.73)          47.73           55.08           13.32
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING           ------------------------------------------------------------------------
                                     2/28/03              2002            2001            2000            1999           1998
CLASS I                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses(5)                             1.03(1)           1.10            1.02            0.97            1.03            1.08
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            0.01(1)          (0.39)          (0.32)          (0.43)          (0.34)          (0.37)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        31               116             104             104             112              56
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $66,507           $26,193         $28,455         $41,292         $24,849         $18,335
------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share amount was less than $0.01.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                                       SIX MONTHS                YEAR ENDING 8/31                PERIOD
                                                         ENDING              ------------------------            ENDING
                                                        2/28/03               2002              2001            8/31/00(1)
CLASS J                                               (UNAUDITED)

Net asset value, beginning of period                     $13.56              $18.69            $38.46             $34.29
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)

 Net investment loss                                     $(0.07)             $(0.24)           $(0.34)            $(0.37)
------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                         (0.49)              (4.80)           (15.19)              4.54
-------------------------------------------------------  ------              ------           -------              -----
Total from investment operations                         $(0.56)             $(5.04)          $(15.53)             $4.17
-------------------------------------------------------  ------              ------           -------              -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                            $  --               $  --            $(4.06)             $  --
------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                           --               (0.09)            (0.18)                --
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $  --              $(0.09)           $(4.24)             $  --
-------------------------------------------------------  ------              ------           -------              -----
Net asset value, end of period                           $13.00              $13.56            $18.69             $38.46
-------------------------------------------------------  ------              ------           -------              -----
Total return (%)(6)                                       (4.13)(3)          (27.13)           (43.31)             46.55(3)
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL
DATA:

Expenses(5)                                                2.03(2)             2.10              2.02               1.97(2)
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.04)(2)           (1.39)            (1.32)             (1.43)(2)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           31                 116               104                104
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $4,339              $4,744            $6,003             $8,551
------------------------------------------------------------------------------------------------------------------------

1. For the period from the inception of Class J shares, December 31, 1999, through August 31, 2000.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
6. Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                                 FOR PERIOD
                                                          ENDING 2/28/03(1)
CLASS R                                                         (UNAUDITED)

Net asset value, beginning of period                                 $13.94
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment loss                                                $(0.01)
---------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                    (0.44)
---------------------------------------------------------------------------
Total from investment operations                                     $(0.45)
---------------------------------------------------------------------------
Net asset value, end of period                                       $13.49
---------------------------------------------------------------------------
Total return (%)                                                      (3.23)(3)
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                            1.53(2)
---------------------------------------------------------------------------
Net investment loss                                                   (0.66)(2)
---------------------------------------------------------------------------
Portfolio turnover                                                       31
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $5
---------------------------------------------------------------------------

1. For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                SIX MONTHS         PERIOD         SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                                  ENDING           ENDING           ENDING           ENDING           ENDING           ENDING
                                 2/28/03         8/31/02(1)         2/28/03        8/31/02(1)         2/28/03        8/31/02(1)
                               (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                        CLASS 529A                         CLASS 529B                        CLASS 529C

Net asset value,
beginning of period               $14.03            $13.88            $13.65            $13.51           $13.67          $13.53
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)

 Net investment loss              $(0.03)           $(0.01)           $(0.05)           $(0.02)          $(0.07)         $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency                  (0.53)             0.16             (0.53)             0.16            (0.52)           0.16
--------------------------------  ------            ------            ------            ------           ------          ------
Total from investment
operations                        $(0.56)            $0.15            $(0.58)            $0.14           $(0.59)          $0.14
--------------------------------  ------            ------            ------            ------           ------          ------
 Net asset value, end
 of period                        $13.47            $14.03            $13.07            $13.65           $13.08          $13.67
--------------------------------  ------            ------            ------            ------           ------          ------
Total return (%)                   (3.99)(3)          1.08(3)          (4.25)(3)          1.04(3)         (4.32)(3)        1.04(3)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                         1.63(2)           1.70(2)           2.28(2)           2.35(2)          2.28(2)         2.35(2)
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.52)(2)         (0.74)(2)         (1.12)(2)         (1.39)(2)        (1.20)(2)       (1.38)(2)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    31               116                31               116               31             116
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)                 $59                $5               $48                $5              $30              $5
-------------------------------------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $13,253 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $47,038 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, defaulted bonds, and capital losses.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                     $  --       $172,309,867
--------------------------------------------------------------------------------
  Long-term capital gain                         10,100,957        197,613,226
--------------------------------------------------------------------------------
    Total distributions declared                $10,100,957       $369,923,093
--------------------------------------------------------------------------------

As of August 31, 2002, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforward                                $(827,855,260)
-----------------------------------------------------------------------
Unrealized depreciation                                   (475,248,181)
-----------------------------------------------------------------------
Other temporary differences                               (230,870,969)
-----------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $12,055 as a result of the change in the fund's pension liability under this plan and a pension expense of $1,385 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $42,464 and $373 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

              CLASS A CLASS B  CLASS C CLASS R  CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee            0.10%   0.75%    0.75%   0.25%      0.25%      0.75%     0.75%
--------------------------------------------------------------------------------
Service Fee    0.25%   0.25%    0.25%   0.25%      0.25%      0.25%     0.25%
--------------------------------------------------------------------------------
Total
Distribution
Plan           0.35%   1.00%    1.00%   0.50%      0.50%      1.00%     1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

              CLASS A CLASS B  CLASS C CLASS R  CLASS 529A CLASS 529B CLASS 529C

Service Fee
Retained
by MFD        $21,733 $3,264   $2,948   $  --          $3      $  --      $  --
--------------------------------------------------------------------------------

A portion of the Class 529A distribution fee is being paid by the Fund; payment of the remaining portion of the Class 529A distribution fee is not yet implemented and will become payable on such date as the Trustees of Trust may determine. Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

              CLASS A  CLASS B  CLASS C  CLASS RCLASS 529ACLASS 529BCLASS 529C

Total
Distribution
Plan            0.35%    1.00%    1.00%    0.50%     0.35%     1.00%     1.00%
--------------------------------------------------------------------------------

The fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class J shares. Class J shares are available for distribution through Monex, Inc. ("Monex") and Citicorp Securities (Japan) Ltd. ("Citicorp") and their network of financial intermediaries. Monex also serves as the fund's Agent Securities Company in Japan, and in that capacity represents the fund before Japanese regulatory authorities. MFD will pay to Monex and Citicorp all of the service fee and a portion of the distribution fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Monex and Citicorp 0.575% per annum of average daily net assets attributable to Class J shares and will retain the remaining 0.125%. A portion of the distribution fee equal to 0.05% per annum of the fund's average daily net assets attributable to Class J shares is paid to Monex to cover its service as the fund's Agent Securities Company. Fees incurred under the distribution plan during the six months ended February 28, 2003, were 1.00% of average net assets attributable to Class J shares, on an annualized basis.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                             CLASS A   CLASS B   CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred Sales
Charges Imposed              $72,140  $658,176   $12,625       $  --       $  --
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $391,358,762 and $529,120,957, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $1,614,515,801
--------------------------------------------------------------------------------
Gross unrealized depreciation                              (330,059,528)
--------------------------------------------------------------------------------
Gross unrealized appreciation                                25,224,116
--------------------------------------------------------------------------------
Net unrealized depreciation                               $(304,835,412)
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES
Shares sold                               20,607,503      $284,567,360       35,212,674       $619,651,922
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --          195,640          3,652,199
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (27,082,819)     (375,021,004)     (34,516,501)      (574,969,713)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (6,475,316)     $(90,453,644)         891,813        $48,334,408
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                2,650,091       $36,029,577        6,038,332       $105,754,339
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --          181,316          3,296,399
-------------------------------------------------------------------------------------------------------------
Shares reacquired                         (5,635,683)      (75,117,560)     (13,925,881)      (228,513,868)
-------------------------------------------------------------------------------------------------------------
Net decrease                              (2,985,592)     $(39,087,983)      (7,706,233)     $(119,463,130)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                  533,122        $7,277,326        2,391,602        $42,193,783
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --           53,920            982,704
-------------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,963,329)      (26,264,917)      (5,928,092)       (97,647,804)
-------------------------------------------------------------------------------------------------------------
Net decrease                              (1,430,207)     $(18,987,591)      (3,482,570)      $(54,471,317)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                3,561,609       $50,390,350          803,507        $13,148,283
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --            7,096            134,103
-------------------------------------------------------------------------------------------------------------
Shares reacquired                           (550,563)       (7,847,820)        (435,727)        (7,589,556)
-------------------------------------------------------------------------------------------------------------
Net increase                               3,011,046       $42,542,530          374,876         $5,692,830
-------------------------------------------------------------------------------------------------------------

CLASS J SHARES
Shares sold                                    2,521           $33,463           87,573         $1,400,258
-------------------------------------------------------------------------------------------------------------
Shares reacquired                            (18,477)         (247,856)         (58,851)        (1,022,864)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (15,956)        $(214,393)          28,722           $377,394
-------------------------------------------------------------------------------------------------------------

                                                Period ending
                                                  2/28/03**
                                          SHARES            AMOUNT

CLASS R SHARES
Shares sold                                  359.195            $5,000
-------------------------------------------------------------------------------------------------------------
Net increase                                 359.195            $5,000
-------------------------------------------------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                            8/31/02*
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                    4,033           $58,100          374.370             $5,200
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                (28)             (412)              --                 --
-------------------------------------------------------------------------------------------------------------
Net increase                                   4,005           $57,688          374.370             $5,200
-------------------------------------------------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                            8/31/02*
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529B SHARES
Shares sold                                    3,304           $43,888          389.456             $5,271
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                (23)             (319)              --                 --
-------------------------------------------------------------------------------------------------------------
Net increase                                   3,281           $43,569          389.456             $5,271
-------------------------------------------------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                            8/31/02*
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529C
Shares sold                                    1,959           $26,325          384.047             $5,200
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                (17)             (232)              --                 --
-------------------------------------------------------------------------------------------------------------
Net increase                                   1,942           $26,093          384.047             $5,200
-------------------------------------------------------------------------------------------------------------

 *For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
**For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003, was $5,052. The fund had no borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGER
S. Irfan Ali(1)

(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information       Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information       1-800-225-2606      8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------
Speech- or
hearing-impaired          1-800-637-6576      9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------
Shares prices, account    1-800-MFS-TALK
balances exchanges or    (1-800-637-8255)
stock and bond outlooks   touch-tone required 24 hours a day, 365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)                                                    ------------
                                                                    PRSRT STD
500 Boylston Street                                                U.S. Postage
Boston, MA 02116-3741                                                  Paid
                                                                       MFS
                                                                   ------------

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                               AGF-SEM-4/03 200M